Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SCHWAB CAPITAL TRUST
Prospectus Date	rr_ProspectusDate	Jun. 30, 2016
Supplement [Text Block]	sct_SupplementTextBlock

SCHWAB CAPITAL TRUST

Schwab Fundamental Global Real Estate Fund

Supplement dated February 28, 2017 to the

Prospectus and Statement of Additional Information (SAI),

each dated June 30, 2016, as supplemented December 1, 2016, and February 2, 2017

(each a Fund and collectively, the Funds)

This supplement provides new and additional information beyond that contained in the Prospectuses and SAIs, and should be read in conjunction with the Prospectuses and SAIs.

Removal of Redemption Fee

The Board of Trustees of the Funds has approved the removal of the redemption fee on shares held less than 30 days. The redemption fee will not be imposed on any shares redeemed from accounts held directly with the Fund on and after February 28, 2017. If you redeem shares through an intermediary, you should contact your intermediary for more information on whether redemption or other fees will be imposed on the shares you redeem.

All references to redemption fees are hereby deleted.

Schwab Fundamental Global Real Estate Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	sct_SupplementTextBlock

SCHWAB CAPITAL TRUST

Schwab Fundamental Global Real Estate Fund

Supplement dated February 28, 2017 to the

Prospectus and Statement of Additional Information (SAI),

each dated June 30, 2016, as supplemented December 1, 2016, and February 2, 2017

(each a Fund and collectively, the Funds)

This supplement provides new and additional information beyond that contained in the Prospectuses and SAIs, and should be read in conjunction with the Prospectuses and SAIs.

Removal of Redemption Fee

The Board of Trustees of the Funds has approved the removal of the redemption fee on shares held less than 30 days. The redemption fee will not be imposed on any shares redeemed from accounts held directly with the Fund on and after February 28, 2017. If you redeem shares through an intermediary, you should contact your intermediary for more information on whether redemption or other fees will be imposed on the shares you redeem.

All references to redemption fees are hereby deleted.